14. INCOME TAX: Schedule of non-capital losses in Canada (Details)	Dec. 31, 2023
Non-capital losses - Year of Expiry	8,287,000
Non-capital loss - Item 1
Non-capital losses - Year of Origin	2,028
Non-capital losses - Year of Expiry	10,500
Non-capital loss - Item 2
Non-capital losses - Year of Origin	2,029
Non-capital losses - Year of Expiry	45,000
Non-capital loss - Item 3
Non-capital losses - Year of Origin	2,030
Non-capital losses - Year of Expiry	38,500
Non-capital loss - Item 4
Non-capital losses - Year of Origin	2,030
Non-capital losses - Year of Expiry	325,000
Non-capital loss - Item 5
Non-capital losses - Year of Origin	2,031
Non-capital losses - Year of Expiry	51,500
Non-capital loss - Item 6
Non-capital losses - Year of Origin	2,032
Non-capital losses - Year of Expiry	798,000
Non-capital loss - Item 7
Non-capital losses - Year of Origin	2,033
Non-capital losses - Year of Expiry	606,000
Non-capital loss - Item 8
Non-capital losses - Year of Origin	2,034
Non-capital losses - Year of Expiry	921,000
Non-capital loss - Item 9
Non-capital losses - Year of Origin	2,035
Non-capital losses - Year of Expiry	837,000
Non-capital loss - Item 10
Non-capital losses - Year of Origin	2,036
Non-capital losses - Year of Expiry	1,007,000
Non-capital loss - Item 11
Non-capital losses - Year of Origin	2,037
Non-capital losses - Year of Expiry	854,000
Non-capital loss - Item 12
Non-capital losses - Year of Origin	2,038
Non-capital losses - Year of Expiry	657,000
Non-capital loss - Item 13
Non-capital losses - Year of Origin	2,039
Non-capital losses - Year of Expiry	504,000
Non-capital loss - Item 14
Non-capital losses - Year of Origin	2,040
Non-capital losses - Year of Expiry	476,000
Non-capital loss - Item 15
Non-capital losses - Year of Origin	2,041
Non-capital losses - Year of Expiry	444,000
Non-capital loss - Item 16
Non-capital losses - Year of Origin	2,042
Non-capital losses - Year of Expiry	495,000
Non-capital loss - Item 17
Non-capital losses - Year of Origin	2,043
Non-capital losses - Year of Expiry	217,500